Summary of Significant Accounting Policies - Summary of Significant Unobservable Inputs used for Fair Value Measurement of Financial Guarantee Derivatives (Details) - Financial guarantee derivative	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate	0.68%	0.75%
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate	14.21%	10.25%